Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2025	Apr. 30, 2024
Derivative Financial Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	$ (167)	$ (176)	$ (154)	$ (191)	$ (154)
Total realized and unrealized gains (losses) included in income	(63)	(28)		(62)	(45)
Total realized and unrealized gains (losses) included in OCI	0	0		0	0
Movements purchases/Issuances	0	0		0	0
Movements Sales/Settlements	(1)	37		11	30
Transfers into Level 3 of fair value hierarchy, liabilities	(2)	(6)		7	(7)
Transfers Out of Level 3	0	1		2	4
Fair value ending balance	(233)	(172)	(176)	(233)	(172)
Change in Unrealized gain (losses) on instruments still held	(47)	1		(46)	(31)
Derivative Financial Liabilities [Member] | Interest Rate Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(155)	(137)	(126)	(158)	(126)
Total realized and unrealized gains (losses) included in income	74	(18)		67	(41)
Total realized and unrealized gains (losses) included in OCI	0	0		0	0
Movements purchases/Issuances	0	0		0	0
Movements Sales/Settlements	0	7		10	19
Transfers into Level 3 of fair value hierarchy, liabilities	0	0		0	0
Transfers Out of Level 3	0	0		0	0
Fair value ending balance	(81)	(148)	(137)	(81)	(148)
Change in Unrealized gain (losses) on instruments still held	68	(10)		70	(23)
Derivative Financial Liabilities [Member] | Foreign Exchange Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	21	(1)	(6)	1	(6)
Total realized and unrealized gains (losses) included in income	(23)	(1)		(16)	1
Total realized and unrealized gains (losses) included in OCI	0	0		0	0
Movements purchases/Issuances	0	0		0	0
Movements Sales/Settlements	(1)	1		3	1
Transfers into Level 3 of fair value hierarchy, liabilities	2	(6)		9	(6)
Transfers Out of Level 3	0	0		2	3
Fair value ending balance	(1)	(7)	(1)	(1)	(7)
Change in Unrealized gain (losses) on instruments still held	(8)	(1)		(5)	(2)
Derivative Financial Liabilities [Member] | Equity Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(29)	(28)	(21)	(24)	(21)
Total realized and unrealized gains (losses) included in income	(98)	5		(103)	(1)
Total realized and unrealized gains (losses) included in OCI	0	0		0	0
Movements purchases/Issuances	0	0		0	0
Movements Sales/Settlements	0	(1)		(2)	(1)
Transfers into Level 3 of fair value hierarchy, liabilities	(4)	0		(2)	(1)
Transfers Out of Level 3	0	1		0	1
Fair value ending balance	(131)	(23)	(28)	(131)	(23)
Change in Unrealized gain (losses) on instruments still held	(95)	4		(102)	(1)
Derivative Financial Liabilities [Member] | Commodity contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(4)	(10)	(1)	(10)	(1)
Total realized and unrealized gains (losses) included in income	(16)	(14)		(10)	(4)
Total realized and unrealized gains (losses) included in OCI	0	0		0	0
Movements purchases/Issuances	0	0		0	0
Movements Sales/Settlements	0	30		0	11
Transfers into Level 3 of fair value hierarchy, liabilities	0	0		0	0
Transfers Out of Level 3	0	0		0	0
Fair value ending balance	(20)	6	(10)	(20)	6
Change in Unrealized gain (losses) on instruments still held	(12)	8		(9)	(5)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(1)	(24)	(22)	(24)	(22)
Total realized and unrealized gains (losses) included in income	7	(37)		6	1
Total realized and unrealized gains (losses) included in OCI	0	0		0	0
Movements purchases/Issuances	(7)	(79)		(14)	(133)
Movements Sales/Settlements	0	66		31	80
Transfers into Level 3 of fair value hierarchy, liabilities	0	0		0	0
Transfers Out of Level 3	0	0		0	0
Fair value ending balance	(1)	(74)	(24)	(1)	(74)
Change in Unrealized gain (losses) on instruments still held	7	(37)	0	6
Trading deposits [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(459)	(1,039)	(985)	(505)	(985)
Total realized and unrealized gains (losses) included in income	24	34		28	10
Total realized and unrealized gains (losses) included in OCI	0	0		0	0
Movements purchases/Issuances	(52)	(18)		(124)	(74)
Movements Sales/Settlements	103	97		217	118
Transfers into Level 3 of fair value hierarchy, liabilities	0	0		0	0
Transfers Out of Level 3	0	16		0	21
Fair value ending balance	(384)	(910)	(1,039)	(384)	(910)
Change in Unrealized gain (losses) on instruments still held	27	44		34	2
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,287	1,079	980	1,233	980
Total realized and unrealized gains (losses) included in income	(40)	49		(14)	62
Total realized and unrealized gains (losses) included in OCI	0	0		0	0
Movements purchases/Issuances	39	33		54	124
Movements Sales/ Settlements	(20)	(10)		(37)	(15)
Transfer Into Level 3	0	0		30	0
Transfers Out of Level 3	(13)	(1)		(13)	(1)
Fair value ending balance	1,253	1,150	1,079	1,253	1,150
Change in Unrealized gain (losses) on instruments still held	(43)	45		(30)	62
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,287	1,079	980	1,233	980
Total realized and unrealized gains (losses) included in income	(40)	49		(14)	62
Total realized and unrealized gains (losses) included in OCI	0	0		0	0
Movements purchases/Issuances	39	33		54	124
Movements Sales/ Settlements	(20)	(10)		(37)	(15)
Transfer Into Level 3	0	0		30	0
Transfers Out of Level 3	(13)	(1)		(13)	(1)
Fair value ending balance	1,253	1,150	1,079	1,253	1,150
Change in Unrealized gain (losses) on instruments still held	(43)	45		(30)	62
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	3,177	2,168	2,404	3,362	2,404
Total realized and unrealized gains (losses) included in income	0	0		0	0
Total realized and unrealized gains (losses) included in OCI	3	(3)		3	(16)
Movements purchases/Issuances	1	122		3	131
Movements Sales/ Settlements	(373)	34		(560)	(198)
Transfer Into Level 3	0	0		0	0
Transfers Out of Level 3	0	0		0	0
Fair value ending balance	2,808	2,321	2,168	2,808	2,321
Change in Unrealized gain (losses) on instruments still held	(360)	(10)		0	(11)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	3	26	27	7	27
Total realized and unrealized gains (losses) included in income	0	0		0	0
Total realized and unrealized gains (losses) included in OCI	0	(1)		0	(4)
Movements purchases/Issuances	0	0		0	3
Movements Sales/ Settlements	(3)	(11)		(7)	(12)
Transfer Into Level 3	0	0		0	0
Transfers Out of Level 3	0	0		0	0
Fair value ending balance	0	14	26	0	14
Change in Unrealized gain (losses) on instruments still held	(3)	3		0	0
Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	3,174	2,142	2,377	3,355	2,377
Total realized and unrealized gains (losses) included in income	0	0		0	0
Total realized and unrealized gains (losses) included in OCI	3	(2)		3	(12)
Movements purchases/Issuances	1	122		3	128
Movements Sales/ Settlements	(370)	45		(553)	(186)
Transfer Into Level 3	0	0		0	0
Transfers Out of Level 3	0	0		0	0
Fair value ending balance	2,808	2,307	2,142	2,808	2,307
Change in Unrealized gain (losses) on instruments still held	(357)	(13)		0	(11)
Trading Loans Securities And Other [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	19	102	142	38	142
Total realized and unrealized gains (losses) included in income	0	(2)		1	0
Total realized and unrealized gains (losses) included in OCI	0	0		0	0
Movements purchases/Issuances	20	20		22	92
Movements Sales/ Settlements	(7)	(38)		(29)	(154)
Transfer Into Level 3	2	5		2	7
Transfers Out of Level 3	0	(49)		0	(49)
Fair value ending balance	34	38	102	34	38
Change in Unrealized gain (losses) on instruments still held	0	(2)		0	(2)
Trading Loans Securities And Other [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	11	61	65	26	65
Total realized and unrealized gains (losses) included in income	0	(2)		0	1
Total realized and unrealized gains (losses) included in OCI	0	0		0	0
Movements purchases/Issuances	0	18		0	90
Movements Sales/ Settlements	(7)	(4)		(22)	(85)
Transfer Into Level 3	2	5		2	7
Transfers Out of Level 3	0	(49)		0	(49)
Fair value ending balance	6	29	61	6	29
Change in Unrealized gain (losses) on instruments still held	0	(1)		0	(2)
Trading Loans Securities And Other [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	8	7	10	12	10
Total realized and unrealized gains (losses) included in income	0	0		1	(1)
Total realized and unrealized gains (losses) included in OCI	0	0		0	0
Movements purchases/Issuances	20	2		22	2
Movements Sales/ Settlements	0	0		(7)	(2)
Transfer Into Level 3	0	0		0	0
Transfers Out of Level 3	0	0		0	0
Fair value ending balance	28	9	7	28	9
Change in Unrealized gain (losses) on instruments still held	$ 0	(1)		$ 0	0
Trading Loans Securities And Other [member] | Government and government-related securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance		34	67		67
Total realized and unrealized gains (losses) included in income		0			0
Total realized and unrealized gains (losses) included in OCI		0			0
Movements purchases/Issuances		0			0
Movements Sales/ Settlements		(34)			(67)
Transfer Into Level 3		0			0
Transfers Out of Level 3		0			0
Fair value ending balance		0	$ 34		0
Change in Unrealized gain (losses) on instruments still held		$ 0			$ 0